Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
C000204809
Shareholder Report [Line Items]
Fund Name	KBI Global Investors Aquarius Fund
Class Name	Institutional Shares
Trading Symbol	KBIWX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Institutional Shares of the KBI Global Investors Aquarius Fund (the "Fund") for the period from August 1, 2025 to July 31, 2026. You can find additional information about the Fund at https://www.kbigiusmutualfunds.com. You can also request this information by contacting us at 833-658-4739.
Additional Information Phone Number	833-658-4739
Additional Information Website	https://www.kbigiusmutualfunds.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KBI Global Investors Aquarius Fund, Institutional Shares	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The fiscal year ended July 31, 2026 was marked by continued market volatility driven by evolving interest rate expectations, inflation trends and shifting economic growth prospects across global markets. Despite these challenges, equity markets generally delivered positive returns, supported by resilient corporate earnings and improving investor sentiment in several sectors.

The Fund delivered a positive return of 7.31%, for the year ended July 31, 2026 reflecting continued investor demand for companies providing essential water infrastructure, treatment, testing, filtration, and efficiency solutions. The fund remained focused on high-quality businesses whose revenues are closely linked to the global water industry and benefited from the long-term structural drivers supporting the sector, including increasing water scarcity, ageing infrastructure, stricter environmental regulation, and the growing need for sustainable water management solutions. The Fund maintained its disciplined investment approach, broad global diversification and active stewardship programme, engaging portfolio companies on key environmental, social and governance matters. The Fund has underperformed the broader equity market over the past twelve months, largely due to the market's narrow leadership being concentrated in a small number of mega-cap technology and AI-related stocks. In contrast, many high-quality water companies have delivered solid operational performance but have not participated to the same extent in the valuation expansion enjoyed by the largest technology companies.

From a valuation perspective, water equities today appear considerably more attractive than they have been in recent years. While earnings expectations remain healthy, several leading companies are trading below their historical relative valuation ranges, providing investors with the opportunity to gain exposure to businesses benefiting from durable secular growth trends at more reasonable prices. The Investment Manager believes the fund remains well positioned to benefit from the increasing importance of water as a critical global resource and a long-term investment opportunity.

The fundamental outlook across the Fund's four key spending drivers— government and utility investment, industrial activity, construction spending and environmental compliance—remains encouraging. Government and utility capital expenditure programmes continue to provide visible growth, industrial markets are showing signs of recovery, and datacentre-related investment remains an important source of demand. From a longer-term perspective, the investment case for water remains compelling. Increasing water scarcity, growing regulation, ageing infrastructure, population growth, urbanization and industrialization continue to drive demand for investment across the global water value chain. The fund remains positioned to benefit from these enduring structural trends through a diversified portfolio of businesses providing critical water infrastructure, technology and utility services. With attractive valuations relative to broader equity markets, strong capital allocation activity across portfolio companies and favorable long-term demand drivers, we believe the Fund is well positioned to deliver value for investors over the coming years.

Uncertainty regarding monetary policy, economic growth and geopolitical developments may continue to influence market performance. However, the long-term investment outlook for companies providing essential water-related products and services remains constructive. The Fund remains committed to its investment approach and continues to seek opportunities that can deliver attractive risk-adjusted returns for shareholders over the long term.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
Table Summary
	KBI Global Investors Aquarius Fund, Institutional Shares	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†
Oct/18	$100,000	$100,000
Jul/19	$103,749	$107,711
Jul/20	$108,505	$115,465
Jul/21	$159,347	$153,778
Jul/22	$145,630	$137,656
Jul/23	$163,340	$155,427
Jul/24	$188,942	$181,879
Jul/25	$202,184	$210,751
Jul/26	$216,960	$257,348

Average Annual Return [Table Text Block]

Average Annual Total Returns as of July 31, 2026

Table Summary
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
KBI Global Investors Aquarius Fund, Institutional Shares	7.31%	6.37%	10.43%
MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	22.11%	10.85%	12.87%

AssetsNet	$ 51,846,178
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 229,539
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of July 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$51,846,178	47	$229,539	56%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Table Summary
Value	Value
France	0.2%
China	0.3%
Canada	1.0%
Austria	1.3%
Switzerland	1.7%
Japan	2.5%
South Korea	2.6%
Brazil	2.8%
Netherlands	3.9%
Luxembourg	5.3%
United Kingdom	12.0%
United States	65.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
Veolia Environnement	5.3%
Xylem	4.3%
IDEX	4.3%
Veralto	3.7%
Ecolab	3.7%
Pentair	3.2%
Core & Main, Cl A	3.1%
California Water Service Group	3.1%
American Water Works	3.1%
Ingersoll Rand	3.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	833-658-4739
Updated Prospectus Web Address	https://www.kbigiusmutualfunds.com